Investment in and loan to Merit Functional Foods Corporation (Tables)	12 Months Ended
Mar. 31, 2022
Investment in and Loan to Shareholders [Abstract]
Disclosure of capital loan advances to subsidiary [Table Text Block]
	Investment in Share capital $	Capital Contribution $	Loan receivable $	Total net investment $

At inception	1	-	11,000,000	11,000,001
Modification to loan terms	-	8,871,512	(8,871,512)	-
Capital loan advance	-	1,613,002	386,998	2,000,000
Share of loss in Merit Foods	-	(939,806)	-	(939,806)
Interest accretion	-	-	144,343	144,343

Net investment in Merit Foods, March 31, 2020	1	9,544,708	2,659,829	12,204,538
Share of loss in Merit Foods	-	(2,421,459)	-	(2,421,459)
Dilution gain of investment in Merit Foods	-	6,384,942	-	6,384,942
Interest accretion	-	-	307,875	307,875
Expected credit loss provision	-	-	(74,193)	(74,193)

Net Investment in Merit Foods, March 31, 2021	1	13,508,191	2,893,511	16,401,703
Share of loss in Merit Foods	-	(4,294,789)	-	(4,294,789)
Dilution gain of investment in Merit Foods	-	961,164	-	961,164
Interest accretion	-	-	343,503	343,503
Expected credit loss provision	-	-	(8,807)	(8,807)
Net Investment in Merit Foods, March 31, 2022	1	10,174,566	3,228,207	13,402,774

Disclosure of financial position of the subsidiary [Table Text Block]
	As at March 31, 2022	As at March 31, 2021
	$	$

Current assets	8,772,383	16,125,384
Non-current assets	132,469,291	124,970,303
Current liabilities	6,026,955	9,303,585
Non-current liabilities	103,910,943	93,642,063

Disclosure of financial results of subsidiary [Table Text Block]
	Year ended March 31, 2022	Year ended March 31, 2021	Period ended March 31, 2020[1]
	$	$	$

Total revenue	6,284,174	396,093	-
Loss for the period	(13,271,029)	(6,837,195)	(2,349,515)